SHORT-TERM BORROWINGS	6 Months Ended
Jun. 30, 2013
Short-Term Debt [Abstract]
Short-term Debt [Text Block]

6.	SHORT-TERM BORROWINGS

The Company has a line of credit for $1,629,430 (RMB10,000,000) with a commercial bank in China to finance its working capital. The credit line bears interest at a variable rate and is renewed annually. Average interest rates for the six months ended June 30, 2013 and 2012 were 6.30% and 6.60%, respectively. Pursuant to the terms of the agreement, the line of credit is secured by BTL’s building (see note 5) and guaranteed by BDL and an officer of the Company. On March 28, 2013, the bank renewed the Company's credit line that bears interest at a variable rate with payments due on March 27, 2014 for RMB10,000,000. On March 5, 2013, the Company renewed the loan agreement with Nanjing Bank Company Limited (Beijing Branch) in the amount of $814,705 (RMB5,000,000) with floating interest rate which was approximately 7.5% per year, due on March 4, 2014. Pursuant to the terms of the agreement, the line of credit is guaranteed by an officer of the Company.

Interest expense on short-borrowings for the six months ended June 30, 2013 and 2012 amounted to $76,187 and 64,904, respectively.